UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file Number 811-2898
                                   --------

Value Line Cash Fund, Inc.
--------------------------
(Exact name of registrant as specified in charter)

220 East 42nd Street, New York, N.Y. 10017
------------------------------------------
(Address of principal executive offices) (Zip Code)

Registrant's telephone number, including area code: 212-907-1500
                                                    ------------

Date of fiscal year end: December 31, 2006
                         -----------------

Date of reporting period: June 30, 2006
                          -------------

Item I.  Reports to Stockholders.

                    ----------------------------------------
                               SEMI-ANNUAL REPORT
                    ----------------------------------------
                                  June 30, 2006
                    ----------------------------------------


                         The Value Line Cash Fund, Inc.

                                      [LOGO
                                   VALUE LINE

                                     No-Load
                                     Mutual
                                     Funds]

The Value Line Cash Fund, Inc.

                                                               To Our Value Line
--------------------------------------------------------------------------------

To Our Shareholders:

For the six months ended June 30, 2006, the total return for The Value Line Cash Fund was 1.95%. This was above the average taxable money market fund return of 1.89% for the same six-month period, as compiled by Lipper Analytical Services(1). For the 7-day and the 30-day periods ended June 30th, the Fund's yield was 4.43% and 4.32%, respectively. As of 6/30/06, the total net assets of the Fund were approximately $177 million; and the average days to maturity was 64.3.

We continue to place priority on securities of the highest quality. U.S. Government Agency Obligations and other first-tier securities make up 100% of the portfolio. These two categories include repurchase agreements, which are 100% collateralized by U.S. Treasury Notes. "First-tier" securities refer to those assigned the highest rating by at least two nationally recognized rating organizations --for example, P-1 by Moody's Investor Service and A-1 by Standard & Poor's Corporation. No instruments with a rating below first-tier are currently being considered for the portfolio. In evaluating commercial paper for investment in the Fund, we look for a minimum Safety Rank of 3 and a Financial Strength Rating of B or higher, according to the Value Line Investment Survey.

The Federal Reserve Board raised interest rates 4 times in the past six months, increasing the Fed Funds rate from 4.25% at year-end to 5.25% at the end of June. We believe the Federal Reserve is near the end of its tightening cycle. The new Fed Chairman, Ben Bernanke, has indicated that he believes the economy has begun to slow down. The Fund extended its average maturity this year as the Fed raised rates and is currently at 64.3 days. Please see the accompanying "Economic Observations" write-up for our current thinking on the economy and interest rates.

We appreciate your confidence in the Value Line Cash Fund and look forward to serving your investment needs in the future.

                         Sincerely,


                         /s/ Jean Bernhard Buttner

                         Jean Bernhard Buttner
                         Chairman and President
August 2, 2006

--------------------------------------------------------------------------------
(1) The Lipper Money Market Funds Average is the average of the 30 largest funds in the Lipper Money Market Funds Category. These funds invest in high quality financial instruments rated in top two grades with dollar-weighted average maturities of less than 90 days. Money market funds intend to keep a constant net asset value. You cannot invest directly in a Lipper Average.
--------------------------------------------------------------------------------

                                                  The Value Line Cash Fund, Inc.

Cash Fund Shareholders
--------------------------------------------------------------------------------
Economic Observations

The U.S. economy slowed abruptly during the second quarter, with the rate of gross domestic product growth moderating from the opening quarter's 5.6% to just 2.5% in the most recent three months. Slower increases in personal consumption expenditures and a disappointing showing in the critical housing market were significant contributors to the decelerating rate of GDP growth.

Meanwhile, a measured pace of business activity is likely to be maintained over the next several quarters, if recent data trends are sustained as we believe they will be. Such trends are highlighted by surveys showing a modest rise in consumer confidence, mixed retail sales numbers, solid industrial production and factory usage, and a decline in housing activity that is thus far somewhat less precipitous than many have been fearing. We think this uneven flow of data will be the rule for the balance of this year and into the early months of 2007, with the prospective rate of quarterly GDP growth averaging 2.5% to 3.0%.

Such moderate economic growth should keep inflationary excesses at bay, as the less aggressive consumption of such raw materials as oil and gas, and industrial metals like copper and zinc should help to limit shortages in these areas. Overall, we expect inflation to average just 2% to 3% though most of 2007.

The case for additional monetary tightening by the Federal Reserve is weakening. Indeed, with economic growth on a much slower track and with inflationary shortages of labor and raw materials looking less likely now, the Fed could be looking to keep interest rates at stable levels for at least the next few months.


--------------------------------------------------------------------------------

The Value Line Cash Fund, Inc.

--------------------------------------------------------------------------------
FUND EXPENSES (unaudited):

Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2006 through June 30, 2006).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if transactional costs were included, your costs would have been higher.

                                                                                   Expenses*
                                                     Beginning       Ending      paid during
                                                      account       account        period
                                                       value         value       1/1/06 thru
                                                      1/1/06        6/30/06        6/30/06
                                                   -----------    -----------    ------------
Actual ..........................................  $  1,000.00    $  1,019.50    $       4.61
Hypothetical (5% return before expenses) ........  $  1,000.00    $  1,020.24    $       4.61

--------------------------------------------------------------------------------
* Expenses are equal to the Fund's annualized expense ratio of 0.92% multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half period.


--------------------------------------------------------------------------------
4

                                                  The Value Line Cash Fund, Inc.

Schedule of Investments                                June 30, 2006 (unaudited)
--------------------------------------------------------------------------------


Principal                                                                                 Maturity
Amount                                                                         Yield+       Date             Value
--------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS (52.3%)
$  5,000,000    Federal Home Loan Banks .....................................   4.30%      7/13/06      $  5,000,000
   2,000,000    Federal Home Loan Banks .....................................   4.00       8/18/06         2,000,000
   8,967,000    Federal Home Loan Mortgage Corporation
                Discount Notes ................................................ 4.84       8/15/06         8,912,806
  12,801,000    Federal Home Loan Mortgage Corporation Discount Notes ......... 4.97      10/17/06        12,610,329
  10,000,000    Federal National Mortgage Association ......................... 5.50       7/10/07        10,000,000
  14,432,000    Federal National Mortgage Association Discount Notes .......... 4.87        9/1/06        14,311,080
  10,000,000    Federal National Mortgage Association Discount Notes .......... 4.94       9/27/06         9,879,244
  30,071,000    Federal National Mortgage Association Discount Notes .......... 5.36      10/25/06        29,563,268
  ----------                                                                                              ----------
                TOTAL U.S. GOVERNMENT AGENCY
  93,271,000      OBLIGATIONS..................................................                           92,276,727
  ----------                                                                                              ----------
 TAXABLE MUNICIPAL SECURITIES (20.4%)                                           Rate+
                                                                                ------
   7,000,000    Baltimore Maryland, Revenue, Baltimore Package Facilities,
                  FGIC Insured and SPA-Dexia Credit Local ..................... 5.36(1)     7/6/06*        7,000,000
     400,000    California Housing Finance Agency, Home Mortgage,
                  Revenue, Ser. T, AMBAC Insured .............................. 5.43(1)     7/5/06*          400,000
     735,000    California Housing Finance Agency, Multi-Family, Revenue,
                  Ser. H, SPA-FNMA Insured .................................... 5.43(1)     7/5/06*          735,000
   1,690,000    Colorado Housing & Finance Authority, Revenue, Refunding,
                  Ser. AA-1, SPA-Landesbank Hessen ............................ 5.43(1)     7/5/06*        1,690,000
     770,000    Colorado Housing & Finance Authority, Revenue, Single
                  Family Mortgage, Refunding, Class I, Ser. C-1, SPA-Lloyds
                  TSB Bank PLC ................................................ 5.43(1)     7/5/06*          770,000
   3,755,000    Colorado Housing & Finance Authority, Revenue, Single
                  Family Mortgage, Refunding, Class I, Ser. C-2, SPA-Lloyds
                  TSB Bank PLC ................................................ 5.43(1)     7/5/06*        3,755,000
   4,000,000    Lower Colorado River Authority, Texas, Revenue, Commerical
                  Paper Notes, Ser. B, Morgan Guaranty Trust .................. 5.10        7/7/06         4,000,000
   5,000,000    Massachusetts State, General Obligations
                  Limited, Ser. D ............................................. 4.25        7/1/06         5,000,000
   4,985,000    Massachusetts State Housing Finance Agency, Revenue, Ser.
                  A, LOC-JP Morgan Chase Bank ................................. 5.38(1)     7/6/06*        4,985,000
   1,300,000    Sacramento County California Pension Funding, Revenue, Ser.
                  B, LOC-Bayerische Landesbank ................................ 5.43(1)     7/5/06*        1,300,000
   5,000,000    State of Texas, Veterans Housing Assistance, Refunding Bonds,
                  Series 1994 A-2 SPA-DEPFA BANK PLC (Weekly Put.) ............ 5.36(1)     7/5/06*        5,000,000
   1,405,000    Utah Housing Corp., Single Family Mortgage Revenue, Class I,
                  Ser. F-2, SPA-Federal Home Loan Bank ........................ 5.43(1)     7/5/06*        1,405,000
  ----------                                                                                              ----------
  36,040,000    TOTAL TAXABLE MUNICIPAL SECURITIES ............................                           36,040,000
  ----------                                                                                              ----------
               TOTAL INVESTMENT SECURITIES (72.7%)
                 (Amortized Cost $128,316,727) ................................                          128,316,727
                                                                                                         -----------


                                              See Notes to Financial Statements.
--------------------------------------------------------------------------------

The Value Line Cash Fund, Inc.

Schedule of Investments                                June 30, 2006 (unaudited)
--------------------------------------------------------------------------------
Principal
 Amount                                                                    Value
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS (27.2%)

 $18,000,000    With Morgan Stanley & Co., 4.43%, dated 6/30/06, due 7/3/06, delivery value $18,006,645
                  (collateralized by $18,990,000 U.S. Treasury Notes 3.625%, due 1/15/10, with a value of
                  $18,400,677) ...........................................................................  $ 18,000,000
  12,000,000    With State Street Bank & Trust, 4.28%, dated 6/30/06, due 7/3/06, delivery value
                  $12,004,280 (collateralized by $12,550,000 U.S. Treasury Notes 4.375%, due
                  8/15/12, with a value of $12,272,370) ..................................................    12,000,000
  18,000,000    With UBS Securities, LLC, 4.30%, dated 6/30/06, due 7/3/06, delivery value $18,006,450
                  (collateralized by $14,943,000 U.S. Treasury Bonds 13.25%, due 5/15/14, with a value of
  ----------      $18,391,564) ...........................................................................    18,000,000
                TOTAL REPURCHASE AGREEMENTS                                                                 ------------
  48,000,000      (Amortized Cost $48,000,000) ...........................................................    48,000,000
  ----------                                                                                                ------------
                CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES (0.1%) ....................................       205,449
                                                                                                            ------------
                NET ASSETS (100%) ........................................................................  $176,522,176
                                                                                                            ------------
                NET ASSET VALUE OFFERING AND REDEMPTION PRICE, PER
                  OUTSTANDING SHARE APPLICABLE TO 176,534,012 SHARES
                  OUTSTANDING ............................................................................  $       1.00
                                                                                                            ------------


*     The maturity date shown is the date of the next interest rate change.

+ The rate shown on floating rate and discount securities represents the yield or rate at the end of the reporting period.

(1)   The rate frequency for floating rate notes at June 30, 2006 is weekly.



See Notes to Financial Statements.
--------------------------------------------------------------------------------
6

                                                  The Value Line Cash Fund, Inc.

Statement of Assets and Liabilities
at June 30, 2006 (unaudited)
--------------------------------------------------------------------------------

Assets:
Investment securities, at value
  (Amortized cost -- $128,316,727) ...............................  $128,316,727

Repurchase agreements
  (Cost -- $48,000,000) ..........................................    48,000,000
Cash..............................................................       129,597
Interest receivable ..............................................       439,082
Receivable for capital shares sold ...............................       136,804
Prepaid expenses .................................................        12,210
                                                                    ------------

    Total Assets .................................................   177,034,420
                                                                    ------------

Liabilities:

Payable for capital shares repurchased ...........................       333,922
Accrued expenses:
  Advisory fee ...................................................        57,858
  Directors' fees ................................................        11,274
  Other ..........................................................       109,190
                                                                    ------------
    Total Liabilities ............................................       512,244
                                                                    ------------

Net Assets .......................................................  $176,522,176
                                                                    ============

Net assets consist of:
Capital stock, at $0.10 par value
  (authorized 2 billion shares, outstanding
  176,534,012 shares) ............................................  $ 17,653,401
Additional paid-in capital .......................................   158,839,248
Undistributed net investment income ..............................        21,384
Accumulated net realized gain on investments .....................         8,143
                                                                    ------------
Net Assets .......................................................  $176,522,176
                                                                    ============

Net Asset Value, Offering and Redemption
  Price per Outstanding Share ....................................  $       1.00
                                                                    ============


Statement of Operations
for the Six Months Ended June 30, 2006 (unaudited)
--------------------------------------------------------------------------------

Investment Income:
Interest ......................................................... $  3,709,277
                                                                    ------------
Expenses:
Advisory fee .....................................................      324,247
Service and distribution plan fees ...............................      202,654
Transfer agent fees ..............................................       92,550
Auditing and legal fees ..........................................       24,490
Printing .........................................................       23,631
Registration and filing fees .....................................       17,305
Custodian fees ...................................................       17,018
Postage ..........................................................       14,194
Insurance ........................................................       11,023
Directors' fees and expenses .....................................       10,651
Telephone ........................................................        7,805
Miscellaneous ....................................................        1,488
                                                                   ------------

  Total Expenses Before Custody Credits
    and Fees Waived ..............................................      747,056

Less: Service and Distribution Plan
  Fees Waived ....................................................     (202,654)

Less: Custody Credits ............................................       (2,927)
                                                                   ------------

Net Expenses .....................................................      541,475
                                                                    ------------

Net Investment Income ............................................    3,167,802
                                                                   ------------
Net Increase in Net Assets
  from Operations ................................................ $  3,167,802
                                                                   ============



                                              See Notes to Financial Statements.
--------------------------------------------------------------------------------

The Value Line Cash Fund, Inc.

Statement  of  Changes in Net  Assets
for the Six  Months  Ended June 30,  2006
(unaudited) and for the Year Ended December 31, 2005
--------------------------------------------------------------------------------

                                                          Six Months Ended
                                                            June 30, 2006           Year Ended
                                                             (unaudited)        December 31, 2005*
                                                          ------------------    ------------------
Operations:
  Net investment income ................................  $        3,167,802    $        3,809,291
  Net realized gain on investments .....................                  --                11,245
                                                          ------------------    ------------------
  Net increase in net assets from operations ...........           3,167,802             3,820,536
                                                          ------------------    ------------------

Distributions to Shareholders:
  Net investment income ................................          (3,173,795)           (3,787,514)
                                                          ------------------    ------------------

Capital Share Transactions:
  Net proceeds from sale of shares .....................          83,664,859           183,474,397
  Net proceeds from reinvestment of dividends ..........           3,123,937             3,758,898
                                                          ------------------    ------------------

                                                                  86,788,796           187,233,295
  Cost of shares repurchased ...........................         (64,184,045)         (208,482,105)
                                                          ------------------    ------------------

  Net increase/decrease from capital share transactions           22,604,751           (21,248,810)
                                                          ------------------    ------------------

Total Increase/Decrease in Net Assets ..................          22,598,758           (21,215,788)

Net Assets:
  Beginning of period ..................................         153,923,418           175,139,206
                                                          ------------------    ------------------

  End of period ........................................  $      176,522,176    $      153,923,418
                                                          ==================    ==================
Undistributed net investment income, at end of period ..  $           21,384    $           27,377
                                                          ==================    ==================

*     Numbers were previously presented rounded to thousands.



See Notes to Financial Statements.
--------------------------------------------------------------------------------
8

                                                  The Value Line Cash Fund, Inc.

Notes to Financial Statements                          June 30, 2006 (unaudited)
--------------------------------------------------------------------------------

1.    Significant Accounting Policies

The Value Line Cash Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end, diversified management investment company. The Fund's investment objective is to secure as high a level of current income as is consistent with preservation of capital and liquidity.

The following summary of significant accounting policies is in conformity with generally accepted accounting principles for investment companies. Such policies are consistently followed by the Fund in the preparation of its financial statements. Generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

(A) Security Valuation. Securities held by the Fund are valued on the basis of amortized cost, which approximates market value and does not take into account unrealized gains or losses. This involves valuing an instrument at cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument.

The valuation of securities based upon their amortized cost is permitted by Rule 2a-7 under the Investment Company Act of 1940, as amended. The rule requires that the Fund maintain a dollar-weighted average portfolio maturity of 90 days or less, purchase instruments that have remaining maturities of 13 months or less only, and invest only in securities determined by the Board of Directors to be of good quality with minimal credit risks. The Directors have established procedures designed to achieve these objectives.

(B) Repurchase Agreements. In connection with transactions in repurchase agreements, the Fund's custodian takes possession of the underlying collateral securities, the value of which, including accrued interest, exceeds the principal amount of the repurchase transaction. To the extent that any repurchase transaction exceeds one business day, it is the Fund's policy to mark-to-market the collateral on adaily basis to ensure the adequacy of the collateral. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

(C) Security Transactions. Security transactions are accounted for on the date the securities are purchased or sold. In computing net investment income, premiums and discounts on portfolio securities are amortized. Realized gains and losses on securities transactions are determined on the identified cost method.

(D) Federal Income Taxes. It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, including the distribution requirements of the Tax Reform Act of 1986, and to distribute, on a daily basis, all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

(E) Representations and Indemnifications. In the normal course of business the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

2.    Capital Share Transactions, Dividends and Distributions

The Fund earns interest daily on its investments and declares daily, on each day the Fund is open for business, all of its net investment income. The Fund pays distributions monthly.

Net realized gains, if any, will be distributed once a year. Earnings for Saturdays, Sundays and holidays are declared as a dividend on the next business day. All such distributions not paid in cash are automatically credited to shareholder accounts in additional shares at net asset value on the day declared.


--------------------------------------------------------------------------------

The Value Line Cash Fund, Inc.

Notes to Financial Statements                          June 30, 2006 (unaudited)
--------------------------------------------------------------------------------

Because the Fund has maintained a $1.00 net asset value per share from inception, the number of shares sold, shares issued to shareholders in reinvestment of dividends declared, and shares repurchased, are equal to the dollar amounts shown in the Statement of Changes in Net Assets for the corresponding capital share transactions.

3.    Tax Information (unaudited)

At June 30, 2006 the aggregate cost of investments in securities and repurchase agreements for federal income tax purposes is $176,316,727. At June 30, 2006, there is no unrealized appreciation or depreciation of investments.

4. Investment Advisory Fees, Service and Distribution Fees, and Transactions with Affiliates

An advisory fee of $324,247 was paid or payable to Value Line, Inc., the Fund's investment adviser (the "Adviser"), for the six months ended June 30, 2006. This was computed at an annual rate of 4/10 of 1% per year of the average daily net asset value of the Fund during the year and paid monthly. The Adviser provides research, investment programs and supervision of the investment portfolio and pays costs of administrative services, office space, equipment and compensation of administrative, bookkeeping, and clerical personnel necessary for managing the affairsof the Fund. The Adviser also provides persons, satisfactory to the Fund's Board of Directors, to act as officers of the Fund and pays their salaries and wages. The Fund bears all other costs and expenses.

The Fund has a Service and Distribution Plan (the "Plan"). The Plan, adopted pursuant to Rule 12b-1 under the Investment Act of 1940, compensates Value Line Securities, Inc., a subsidiary of the Adviser (the "Distributor"), for advertising, marketing and distributing the Fund's shares and for servicing the Fund's shareholders at an annual rate of 0.25% of the Fund's average daily net assets. Fees amounting to $202,654 before fee waivers were paid or payable to the Distributor under this Plan for the six months ended June 30, 2006. Effective December 2, 2005 the Distributor voluntarily waived this fee. For the six months ended June 30, 2006, the fees waived amounted to $202,654. The Distributor has no right to recoup prior waivers.

For the six months ended June 30, 2006, the Fund's expenses were reduced by $2,927 under a custody credit agreement with the custodian.

Certain officers and directors of the Adviser and the Distributor are also officers and directors of the Fund.

The Adviser and/or affiliated companies and the Value Line, Inc. Profit Sharing and Savings Plan owned 45,339,561 shares of the Fund's capital stock, representing 25.68% of the outstanding shares at June 30, 2006. In addition, officers and directors of the Fund as a group owned 3,183,562 shares of the Fund, representing 1.8% of the outstanding shares.


--------------------------------------------------------------------------------
10

                                                  The Value Line Cash Fund, Inc.

Financial Highlights
--------------------------------------------------------------------------------
Selected data for a share of capital stock outstanding throughout each period:

                                                Six Months
                                                  Ended                                  Years Ended December 31,
                                               June 30, 2006       ----------------------------------------------------------------
                                                (unaudited)           2005           2004           2003        2002           2001
                                               ------------------------------------------------------------------------------------
Net asset value, beginning of period .........  $   1.000          $   1.000       $   1.000    $   1.000    $   1.000    $   1.000
                                                ---------          ---------       ---------    ---------    ---------    ---------
  Net investment income ......................       .019               .023            .005         .004         .011         .034
  Dividends from net investment income .......      (.019)             (.023)          (.005)       (.004)       (.011)       (.034)
                                                ---------          ---------       ---------    ---------    ---------    ---------
  Change in net asset value ..................         --                 --              --           --           --           --
                                                ---------          ---------       ---------    ---------    ---------    ---------

Net Asset Value, end of period ...............  $   1.000          $   1.000       $   1.000    $   1.000    $   1.000    $   1.000
                                                ---------          ---------       ---------    ---------    ---------    ---------
Total return .................................       1.95%(3)           2.28%           0.47%        0.35%        1.06%        3.37%
Ratios/Supplemental Data:
Net assets, end of period (in thousands) .....  $ 176,522          $ 153,923       $ 175,139    $ 197,068    $ 279,790    $ 416,753

Ratio of operating expenses to average net
  assets(1) ..................................       0.92%(2),(4)       0.91%(2)        0.88%        0.85%        0.78%        0.78%
Ratio of net investment income to average net
  assets .....................................       3.91%(4)           2.22%           0.43%        0.38%        1.06%        3.22%


(1) Ratio reflects expenses grossed up for custody credit arrangement. The ratio of expenses to average net assets of custody credits would have been unchanged.

(2) Ratio reflects expenses grossed up for the voluntary waiver of the service and distribution plan fee by the Distributor. The ratio of expenses to average net assets of the voluntary fee waiver was 0.67% for the six months ended June 30, 2006, and 0.90% for the year ended December 31, 2005.

(3)   Not Annualized

(4)   Annualized



                                              See Notes to Financial Statements.
--------------------------------------------------------------------------------

The Value Line Cash Fund, Inc.

--------------------------------------------------------------------------------
                 FACTORS CONSIDERED BY THE INDEPENDENT DIRECTORS
                 IN APPROVING THE INVESTMENT ADVISORY AGREEMENT
                         FOR VALUE LINE CASH FUND, INC.

The Investment Company Act of 1940 requires that the Fund's investment advisory agreement (the "Agreement") be approved annually by both the Board of Directors (collectively, "the Directors") and a majority of the Directors who are not affiliated with Value Line, Inc., the Fund's investment adviser ("Value Line") (the "Independent Directors"), voting separately. The Directors have determined that the terms of the Fund's Agreement are fair and reasonable and that renewal of the contract is in the best interests of the Fund and its shareholders. In making such determinations, the Independent Directors relied upon the assistance of counsel to the Independent Directors. Throughout the year, including the meeting specifically focused upon the review of the Agreement, the Independent Directors met in executive sessions separately from the Interested Directors of the Fund and any officers of Value Line.

Both in meetings which specifically addressed the approval of the Agreement and at other meetings during the course of the year, the Directors, including the Independent Directors, received materials relating to Value Line's investment and management services under the Agreement. These materials included information on: (i) the investment performance of the Fund compared to a peer group of funds ("Performance Universe") and its benchmark index, each as classified by Lipper, Inc., an independent evaluation service ("Lipper"); (ii) sales and redemption data with respect to the Fund; (iii) the general investment outlook in the markets in which the Fund invests; (iv) arrangements with respect to the distribution of the Fund's shares; (v) the allocation of the Fund's brokerage; and (vi) the overall quality and scope of services provided by Value Line.

As part of the review of the Agreement, the Independent Directors requested, and Value Line provided, additional information in order to evaluate the quality of Value Line's services and the reasonableness of its fees under the Agreement. In a separate executive session, the Independent Directors engaged in an extensive review of the following information, which included data comparing: (i) the Fund's average management fees, transfer agent/custodian fees, service fees (including 12b-1 fees), and other non-management fees, to those incurred by a peer group of funds consisting of the Fund and 10 other retail no-load money market funds, as classified by Lipper ("Expense Group") and a peer group of funds consisting of the Fund, the Expense Group and all other retail no-load money market funds, excluding outliers ("Expense Universe"); (ii) the Fund's average expense ratio to those of its Expense Group and Expense Universe; (iii) the Fund's investment performance to the average performance of the Performance Universe as well as the Lipper Index; (iv) Value Line's financial results and conditions, including Value Line's and certain of its affiliates' profitability from the services that have been performed for the Fund as well as the Value Line family of funds; (v) the Fund's current investment management staffing; and
(vi) the Fund's potential for achieving economies of scale.

The following summarizes matters considered by the Directors in connection with their renewal of the Agreement. However, the Directors did not identify any single factor as all-important or controlling, and the summary does not detail all the matters that were considered.

Investment Performance. The Directors reviewed the Fund's overall investment performance and compared it to its Performance Universe and the Lipper Index. The Directors noted that, although the Fund's performance for the most recent one-year period, as well as the Fund's performance for the longer-term periods, ended December 31, 2005 was below the Performance Universe average and the Lipper Index, the Fund's performance for the most recent one- year period was ranked in the top half of its Performance Universe.

Value Line's Personnel and Methods. The Directors reviewed the background of members of the team responsible for the daily management of the Fund, achieving the Fund's investment objective and adhering to the Fund's investment strategy. The Independent Directors also engaged in discussions with Value Line's senior management who are responsible for the overall functioning of the Fund's investment operations. Based on this review, the Directors concluded that the Fund's management team and Value Line's overall resources were well developed and that Value Line had investment management capabilities and personnel essential to performing its duties under the Agreement.


--------------------------------------------------------------------------------
12

                                                  The Value Line Cash Fund, Inc.

--------------------------------------------------------------------------------
Management Fee and Expenses. The Directors considered Value Line's fee under the Agreement relative to the management fees charged by its Expense Group and Expense Universe averages. The Directors noted that the Fund's management fee and total expense ratio for the most recent fiscal year were higher than those of the Expense Group and Expense Universe averages. In an effort to reduce the Fund's higher total expense ratio, which was primarily due to the Fund's small asset size, the Fund voluntarily agreed to suspend on a temporary basis all of its Rule 12b-1 fees effective November 2005. The Directors noted that, as a result of this action, the Fund's total expense ratio decreased noticeably and the Fund's projected total expense ratio is anticipated to decrease to an amount that is well below both the Expense Group and Expense Universe averages.

Nature and Quality of Other Services. The Directors considered the nature, quality, cost and extent of other services provided by Value Line and its affiliates under various other contracts, and their overall supervision of third party service providers. Based on this review, the Directors concluded that the nature, quality, cost and extent of such other services provided by Value Line and its affiliates were satisfactory, reliable and beneficial to the Fund's shareholders.

Profitability. The Directors considered the level of Value Line's profits with respect to the management of the Fund, including the impact of certain actions taken during 2004 and 2005. This consideration included a review of Value Line's methodology in allocating certain of its costs to the management of each Fund, Value Line's voluntary reduction of management and/or Rule 12b-1 fees for certain Funds, Value Line's termination of the use of soft dollar research, and the cessation of trading through its affiliate, Value Line Securities, Inc. The Directors concluded that Value Line's profits from management of the Funds, including the financial results derived from the Fund, bear a reasonable relationship to the services rendered and are fair for the management of the Fund in light of the business risks involved.

Economies of Scale. The Directors noted that, given the current and anticipated size of the Fund, any perceived and potential economies of scale were not yet a relevant consideration for the Fund and the addition of break points was determined not to be necessary at this time.

Conclusion. The Directors, in light of Value Line's overall performance, considered it appropriate to continue to retain Value Line as the Fund's investment adviser. Based on their evaluation of all material factors deemed relevant, and with the advice of independent counsel, the Directors concluded that the Fund's Agreement is fair and reasonable and voted to approve the continuation of the Agreement for another year.


--------------------------------------------------------------------------------

The Value Line Cash Fund, Inc.

Management of the Fund
--------------------------------------------------------------------------------
MANAGEMENT INFORMATION

The business and affairs of the Fund are managed by the Fund's officers under the direction of the Board of Directors. The following table sets forth information on each Director and Officer of the Fund. Each Director serves as a director or trustee of each of the 14 Value Line Funds. Each Director serves until his or her successor is elected and qualified.


                                                                                                  Other
                                                 Length of     Principal Occupation               Directorships
Name, Address, and Age      Position             Time Served   During the Past 5 Years            Held by Director
-------------------------------------------------------------------------------------------------------------------
Interested Director*
--------------------
Jean Bernhard Buttner       Chairman of the      Since 1983    Chairman, President and Chief      Value Line, Inc.
Age 71                      Board of Directors                 Executive Officer of Value
                            and President                      Line, Inc. (the "Adviser") and
                                                               Value Line Publishing, Inc.
                                                               Chairman and President of each
                                                               of the 14 Value Line Funds and
                                                               Value Line Securities, Inc. (the
                                                               "Distributor ").
-------------------------------------------------------------------------------------------------------------------
Non-Interested Directors
------------------------
John W. Chandler            Director             Since 1991    Consultant, Academic Search        None
18 Victoria Lane                                               Consultation Service, Inc.,
Lanesboro, MA 01237                                            (1994-2004); Trustee Emeritus
Age 82                                                         and Chairman (1993-1994) of the
                                                               Board of Trustees of Duke
                                                               University; President Emeritus,
                                                               Williams College.
-------------------------------------------------------------------------------------------------------------------
Frances T. Newton           Director             Since 2000    Customer Support Analyst, Duke     None
4921 Buckingham Drive                                          Power Company.
Charlotte, NC 28209
Age 64
-------------------------------------------------------------------------------------------------------------------
Francis C. Oakley           Director             Since 2000    Professor of History, Williams     Berkshire Life
54 Scott Hill Road                                             College, 1961 to 2002. Professor   Insurance Company
Williamstown, MA 01267                                         Emeritus since 2002. President     of America
Age 74                                                         Emeritus since 1994 and
                                                               President, 1985-1994; Chairman
                                                               (1993-1997) and Interim
                                                               President (2002-2003) of the
                                                               American Council of Learned
                                                               Societies. Trustee since 1997 and
                                                               Chairman of the Board since
                                                               2005, National Humanities Center.
-------------------------------------------------------------------------------------------------------------------
David H. Porter             Director             Since 1997    Visiting Professor of Classics,    None
5 Birch Run Drive                                              Williams College, since 1999;
Saratoga Springs, NY                                           President Emeritus, Skidmore
12866                                                          College since 1999 and President,
Age 70                                                         1987-1998.
----------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
14

                                                  The Value Line Cash Fund, Inc.

Management of the Fund
--------------------------------------------------------------------------------

                                                                                                  Other
                                                 Length of     Principal Occupation               Directorships
Name, Address, and Age      Position             Time Served   During the Past 5 Years            Held by Director
-------------------------------------------------------------------------------------------------------------------
Paul Craig Roberts          Director             Since 1983    Chairman, Institute for            A. Schulman Inc.
169 Pompano St.                                                Political Economy.                 (plastics)
Panama City Beach, FL
32413
Age 67
-------------------------------------------------------------------------------------------------------------------
Nancy-Beth Sheer            Director             Since 1996    Senior Financial Adviser,          None
1409 Beaumont Drive                                            Veritable L.P. (Investment
Gladwyne, PA 19035                                             Adviser) since 2004; Senior
Age 57                                                         Financial Adviser Hawthorn,
                                                               2001-2004.
-------------------------------------------------------------------------------------------------------------------
Officers
--------                    Vice President/      Since 1994    Director, Vice President and
David T. Henigson           Secretary; Chief                   of the Adviser. Compliance
Age 48                      Compliance Officer                 Officer Director and Vice
                                                               President of the Distributor.
                                                               Vice President, Secretary, and
                                                               Chief Compliance Officer of each
                                                               of the 14 Value Line Funds.
-------------------------------------------------------------------------------------------------------------------
Stephen R. Anastasio        Treasurer            Since 2005    Controller of the Adviser until
Age 47                                                         2003; Chief Financial Officer of
                                                               the Adviser, 2003-2005; Treasurer
                                                               of the Adviser since 2005;
                                                               Treasurer of each of the 14 Value
                                                               Line Funds.
-------------------------------------------------------------------------------------------------------------------
Howard Brecher              Assistant            Since 2005    Director, Vice President and
Age 51                      Secretary/                         Secretary of the Adviser.
                            Assistant Treasurer                Director and Vice President
                                                               of the Distributor.
-------------------------------------------------------------------------------------------------------------------

* Mrs. Buttner is an "interested person" as defined in the Investment Company Act of 1940 by virtue of her positions with the Adviser and her indirect ownership of a controlling interest in the Adviser.

Unless otherwise indicated, the address for each of the above is 220 East 42nd Street, New York, NY 10017.

--------------------------------------------------------------------------------
      The Fund's Statement of Additional Information (SAI) includes additional information about the Fund's directors and is available, without charge, upon request by calling 1-800-243-2729
--------------------------------------------------------------------------------

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the Fund voted these proxies during the most recent 12-month period ended June 30 is available through the Fund's website at http://www.vlfunds.com and on the SEC's website at http:// www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-243-2729.


--------------------------------------------------------------------------------

The Value Line Cash Fund, Inc.

                         The Value Line Family of Funds
--------------------------------------------------------------------------------

1950 -- The Value Line Fund seeks long-term growth of capital. Current income is a secondary objective.

1952 -- Value Line Income and Growth Fund's primary investment objective is income, as high and dependable as is consistent with reasonable risk. Capital growth to increase total return is a secondary objective.

1956 -- Value Line Premier Growth Fund seeks long-term growth of capital. No consideration is given to current income in the choice of investments.

1972 -- Value Line Larger Companies Fund's sole investment objective is to realize capital growth.

1979 -- The Value Line Cash Fund, a money market fund, seeks to secure as high a level of current income as is consistent with maintaining liquidity and preserving capital. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

1981 -- Value Line U.S. Government Securities Fund seeks maximum income without undue risk to capital. Under normal conditions, at least 80% of the value of its net assets will be invested in securities issued or guaranteed by the U.S. Government and its agencies and instrumentalities.

1983 -- Value Line Centurion Fund* seeks long-term growth of capital.

1984 -- The Value Line Tax Exempt Fund seeks to provide investors with the maximum income exempt from federal income taxes while avoiding undue risk to principal. The Fund may be subject to state and local taxes and the Alternative Minimum Tax (if applicable).

1985 -- Value Line Convertible Fund seeks high current income together with capital appreciation primarily from convertible securities ranked 1 or 2 for year-ahead performance by the Value Line Convertible Ranking System.

1986 -- Value Line Aggressive Income Trust seeks to maximize current income.

1987 -- Value Line New York Tax Exempt Trust seeks to provide New York taxpayers with the maximum income exempt from New York State, New York City and federal income taxes while avoiding undue risk to principal. The Trust may be subject to state and local taxes and the Alternative Minimum Tax (if applicable).

1987 -- Value Line Strategic Asset Management Trust* seeks to achieve a high total investment return consistent with reasonable risk.

1993 -- Value Line Emerging Opportunities Fund invests primarily in common stocks or securities convertible into common stock, with its primary objective being long-term growth of capital.

1993 -- Value Line Asset Allocation Fund seeks high total investment return, consistent with reasonable risk. The Fund invests in stocks, bonds and money market instruments utilizing quantitative modeling to determine the asset mix.

* Only available through the purchase of Guardian Investor, a tax deferred variable annuity, or Value Plus, a variable life insurance policy.

For more complete information about any of the Value Line Funds, including charges and expenses, send for a prospectus from Value Line Securities, Inc., 220 East 42nd Street, New York, New York 10017-5891 or call 1-800-243-2729, 9am
- 5pm CST, Monday - Friday, or visit us at www.valueline.com. Read the prospectus carefully before you invest or send money.



--------------------------------------------------------------------------------
16

INVESTMENT ADVISER         Value Line, Inc.
                           220 East 42nd Street
                           New York, NY 10017-5891

DISTRIBUTOR                Value Line Securities, Inc.
                           220 East 42nd Street
                           New York, NY 10017-5891

CUSTODIAN BANK             State Street Bank and Trust Co.
                           225 Franklin Street
                           Boston, MA 02110

SHAREHOLDER                State Street Bank and Trust Co.
SERVICING AGENT            c/o BFDS
                           P.O. Box 219729
                           Kansas City, MO 64121-9729

INDEPENDENT                PricewaterhouseCoopers LLP
REGISTERED PUBLIC          300 Madison Avenue
ACCOUNTING FIRM            New York, NY 10017

LEGAL COUNSEL              Peter D. Lowenstein, Esq.
                           Two Sound View Drive, Suite 100
                           Greenwich, CT 06830

DIRECTORS                  Jean Bernhard Buttner
                           John W. Chandler
                           Frances T. Newton
                           Francis C. Oakley
                           David H. Porter
                           Paul Craig Roberts
                           Nancy-Beth Sheerr

OFFICERS                   Jean Bernhard Buttner
                           Chairman and President
                           David T. Henigson
                           VicePresident/Secretary/
                           Chief Compliance Officer
                           Stephen R. Anastasio
                           Treasurer
                           Howard A. Brecher
                           Assistant Secretary/
                           Assistant Treasurer

An investment in The Value Line Cash Fund, Inc. is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

This unaudited report is issued for information of shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a currently effective prospectus of the Fund (obtainable from the Distributor).

                                                                         #536789

Item 2.   Code of Ethics

      N/A

Item 3.   Audit Committee Financial Expert.

      N/A

Item 4.   Principal Accountant Fees and Services

      N/A

Item 11.  Controls and Procedures.

      (a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-2(c) under the Act (17 CFR 270.30a-2(c) ) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report, are appropriately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

      (b) The registrant's principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.

Item 12.  Exhibits.

      (a)   (1)   Certification pursuant to Rule 30a-2(a) under the Investment
                  Company Act of 1940 (17 CFR 270.30a-2) attached hereto as
                  Exhibit 99.CERT.

            (2) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


By:   /s/ Jean B. Buttner, President
      ------------------------------
      Jean B. Buttner, President


Date: 09/08/2006
      ----------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /s/ Jean B. Buttner
      ------------------------------------------------------------
      Jean B. Buttner, President, Principal Executive Officer


By:   /s/ Stephen R. Anastasio
      ------------------------------------------------------------
      Stephen R. Anastasio, Treasurer, Principal Financial Officer


Date: 09/08/2006
      ----------